                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number: _____________
This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Peter B. Cannell & Co., Inc.
Address: 645 Madison Avenue, 8th Floor
         New York, NY 10022

Form 13F File Number: 28-01221

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kathleen Keating
Title: Chief Compliance Officer
Phone: 212-752-5255

Signature, Place, and Date of Signing:


/s/ Kathleen Keating                        New York, NY           07/26/10
-------------------------------------   -------------------   ------------------
[Signature]                                [City, State]            [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and portions are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               3
Form 13F Information Table Entry Total:         83
Form 13F Information Table Value Total:    1141312
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
1     28 - 10208             Richmond Enterprises, Inc.
2     28 - 10207             New York Community Bank
3     28 - 10200             New York Community Bancorp, Inc.

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Peter B. Cannell & Co., Inc.
FORM 13F

30-Jun-10

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
                                                                                                   Voting Authority
                                                                                             ---------------------------
                                                             Value  Shares/ Sh/ Put/ Invstmt  Other
Name of Issuer                 Title of class   CUSIP      (x$1000) Prn Amt Prn Call Dscretn Managers   Sole  Shared None
------------------------------ -------------- ---------    -------- ------- --- ---- ------- -------- ------- ------ ----
ABBOTT LABORATORIES            COM            002824100        834    17818 SH       Defined 1,2,3      17818
AFFILIATED MANAGERS GROUP INC  COM            008252108        670    11025 SH       Defined 1,2,3      11025
AFLAC INC                      COM            001055102       2591    60733 SH       Defined 1,2,3      60733
AGILENT TECHNOLOGIES INC       COM            00846U101       1268    44617 SH       Defined 1,2,3      44617
ALLEGHENY TECHNOLOGIES INC     COM            01741R102      34105   771770 SH       Defined 1,2,3     771770
ALLERGAN INC                   COM            018490102      30269   519550 SH       Defined 1,2,3     519550
AMGEN INC                      COM            031162100       1344    25550 SH       Defined 1,2,3      25550
ANADARKO PETROLEUM CORP        COM            032511107      13090   362700 SH       Defined 1,2,3     362700
ANALOG DEVICES INC             COM            032654105      49255  1767940 SH       Defined 1,2,3    1767940
APPLE INC                      COM            037833100      67688   269105 SH       Defined 1,2,3     269105
AVNET INC                      COM            053807103      31057  1288125 SH       Defined 1,2,3    1288125
BAXTER INTERNATIONAL INC       COM            071813109       1616    39771 SH       Defined 1,2,3      39771
BERKSHIRE HATHAWAY INC CL A    CL A           084670108        240        2 SH       Defined 1,2,3          2
BROOKFIELD ASSET MGMT INC      CL A LTD VT SH 112585104       3083   136299 SH       Defined 1,2,3     136299
BROOKFIELD INFRASTRUCTURE PTNR LP INT UNIT    G16252101      10048   633175 SH       Defined 1,2,3     633175
BROOKFIELD PROPERTIES CORP     COM            112900105       7450   530650 SH       Defined 1,2,3     530650
CATERPILLAR INC                COM            149123101       2203    36667 SH       Defined 1,2,3      36667
CELGENE CORP                   COM            151020104      49859   981090 SH       Defined 1,2,3     981090
CENTURYLINK, INC               COM            156700106       8243   247450 SH       Defined 1,2,3     247450
CHEVRON CORP                   COM            166764100        548     8080 SH       Defined 1,2,3       8080
CISCO SYSTEMS INC              COM            17275R102       3997   187550 SH       Defined 1,2,3     187550
COCA COLA CO                   COM            191216100        351     7000 SH       Defined 1,2,3       7000
COLGATE-PALMOLIVE CO           COM            194162103        690     8765 SH       Defined 1,2,3       8765
COMMSCOPE INC                  COM            203372107      41111  1729535 SH       Defined 1,2,3    1729535
CONTINENTAL RESOURCES INC      COM            212015101      39836   892793 SH       Defined 1,2,3     892793
CROWN HOLDINGS INC             COM            228368106      45413  1813630 SH       Defined 1,2,3    1813630
DEERE & CO                     COM            244199105       3859    69300 SH       Defined 1,2,3      69300
DEVON ENERGY CORP              COM            25179M103        207     3400 SH       Defined 1,2,3       3400
DIAMOND OFFSHORE DRILLING INC  COM            25271C102       3946    63450 SH       Defined 1,2,3      63450
DISNEY WALT CO.                COM DISNEY     254687106       2238    71046 SH       Defined 1,2,3      71046
DOLLAR THRIFTY AUTO GROUP INC  COM            256743105      26498   621875 SH       Defined 1,2,3     621875
DOMINION RESOURCES INC.        COM            25746u109        787    20322 SH       Defined 1,2,3      20322
DOVER CORPORATION              COM            260003108       1866    44650 SH       Defined 1,2,3      44650
DRESS BARN INC                 COM            261570105       4686   196800 SH       Defined 1,2,3     196800
DUKE ENERGY CORP               COM            26441C105        698    43600 SH       Defined 1,2,3      43600
EMC CORP                       COM            268648102       3257   177983 SH       Defined 1,2,3     177983
ENCORE ENERGY PARTNERS LP      COM UNIT       29257A106       9554   557400 SH       Defined 1,2,3     557400
EQT CORPORATION                COM            26884L109      47964  1327160 SH       Defined 1,2,3    1327160
EXXON MOBIL CORP               COM            30231G102       1084    19002 SH       Defined 1,2,3      19002
FIDELITY NATIONAL FINANCIAL, I CL A           31620R105       7120   548100 SH       Defined 1,2,3     548100
GENERAL ELECTRIC CO            COM            369604103       1019    70700 SH       Defined 1,2,3      70700
GENESIS ENERGY LP              UNIT LTD PARTN 371927104      12886   672525 SH       Defined 1,2,3     672525
GENTEX CORP                    COM            371901109      21644  1203785 SH       Defined 1,2,3    1203785
HAWAIIAN ELECTRIC INDS INC     COM            419870100       5098   223800 SH       Defined 1,2,3     223800
HOME DEPOT INC                 COM            437076102        744    26500 SH       Defined 1,2,3      26500
HUDSON CITY BANCORP INC        COM            443683107       7199   588138 SH       Defined 1,2,3     588138
INTERNATIONAL BUSINESS MACHINE COM            459200101      52968   428960 SH       Defined 1,2,3     428960
JOHNSON & JOHNSON CO           COM            478160104       2530    42846 SH       Defined 1,2,3      42846
LILLY ELI & CO.                COM            532457108       2937    87675 SH       Defined 1,2,3      87675
MDU RESOURCES GROUP INC        COM            552690109      15052   834850 SH       Defined 1,2,3     834850
MEDCO HEALTH SOLUTIONS INC     COM            58405U102       2047    37167 SH       Defined 1,2,3      37167
METABOLIX INC                  COM            591018809        605    42300 SH       Defined 1,2,3      42300
MFA FINANCIAL, INC             COM            55272X102      26608  3595700 SH       Defined 1,2,3    3595700
MICROSOFT CORP.                COM            594918104       3608   156786 SH       Defined 1,2,3     156786
NORTHROP GRUMMAN CORP          COM            666807102        914    16791 SH       Defined 1,2,3      16791
ORITANI FINANCIAL CORP         COM            686323106      14501  1450073 SH       Defined 1,2,3    1450073
PEPSICO INC                    COM            713448108        439     7200 SH       Defined 1,2,3       7200
PETSMART INC                   COM            716768106       3391   112383 SH       Defined 1,2,3     112383
POTLATCH CORP                  COM            737630103      18131   507435 SH       Defined 1,2,3     507435
PROCTER & GAMBLE CO            COM            742718109        829    13816 SH       Defined 1,2,3      13816
RALCORP HOLDING INC            COM            751028101      40682   742375 SH       Defined 1,2,3     742375
RAYONIER INC                   COM            754907103       3872    87950 SH       Defined 1,2,3      87950
REGAL ENTERTAINMENT GROUP      CL A           758766109      42015  3222000 SH       Defined 1,2,3    3222000
REPUBLIC SERVICES INC          COM            760759100      33920  1140940 SH       Defined 1,2,3    1140940
ROMA FINANCIAL CORP            COM            77581P109      12126  1116583 SH       Defined 1,2,3    1116583
SOUTHWESTERN ENERGY CO         COM            845467109      49135  1271611 SH       Defined 1,2,3    1271611
SPDR GOLD TRUST                GOLD SHS       78463V107       1110     9125 SH       Defined 1,2,3       9125
SPECTRA ENERGY CORP            COM            847560109       3209   159883 SH       Defined 1,2,3     159883
ST. JUDE MEDICAL INC           COM            790849103       2755    76330 SH       Defined 1,2,3      76330
STANLEY BLACK & DECKER INC     COM            854502101       2617    51800 SH       Defined 1,2,3      51800
TELEFONICA S.A.                SPONSORED ADR  879382208       1829    32930 SH       Defined 1,2,3      32930
TERADATA CORP                  COM            88076W103      32508  1066520 SH       Defined 1,2,3    1066520
TERRITORIAL BANCORP INC        COM            88145X108       7779   410475 SH       Defined 1,2,3     410475
TEVA PHARMACEUTICAL INDS LTD A ADR            881624209      49493   951965 SH       Defined 1,2,3     951965
THERMO FISHER SCIENTIFIC INC   COM            883556102       2745    55967 SH       Defined 1,2,3      55967
U.S. STEEL CORP                COM            912909108        625    16200 SH       Defined 1,2,3      16200
UNILEVER N V                   NY SHS NEW     904784709       1421    52031 SH       Defined 1,2,3      52031
URBAN OUTFITTERS INC           COM            917047102      24344   707870 SH       Defined 1,2,3     707870
VARIAN MEDICAL SYSTEMS INC     COM            92220P105       2964    56690 SH       Defined 1,2,3      56690
VERTEX PHARMACEUTICALS INC     COM            92532F100      21775   661865 SH       Defined 1,2,3     661865
VISA INC                       CL A           92826C839       2503    35385 SH       Defined 1,2,3      35385
WAL MART STORES INC            COM            931142103       1114    23167 SH       Defined 1,2,3      23167
WR BERKLEY CORP                COM            084423102      47001  1776300 SH       Defined 1,2,3    1776300
REPORT SUMMARY                             83 DATA RECORDS 1141312            3 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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